Share-Based Compensation (Employees' Stock Purchase Plan) (Details) (Employees' Stock Purchase Plan [Member], USD $)	1 Months Ended	12 Months Ended
	Jul. 30, 2011	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Employees' Stock Purchase Plan [Member]
Share-based payment award, discount from market price		15.00%
Additional shares authorized		5,000,000
Total number of shares authorized		79,000,000
Total number of shares available for grant		6,902,496
Equity instruments other than options vested, shares	377,730	1,655,100	1,827,386	2,031,695
Equity instruments other than options vested, weighted average grant date fair value per share (in USD per share)		$ 4.28	$ 3.87	$ 3.85